UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765

Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY               February 6, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $78,997
                                        (thousands)

List of Other Included Managers:

No.        Form 13F File Number             Name
---        --------------------             ----

1          028-12803                        Newland Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                        December 31, 2012
COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8

                                 TITLE                      VALUE    SHRS OR SH/  PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP    (X1000)  PRN AMT PRN  CALL    DISCRETION    MANGRS    SOLE   SHARED NONE
--------------                 --------            -----    -------  ------- ---  ----    ----------    ------    ----   ------ ----
AAON INC                       COM PAR $0.004   000360206     593     28,403 SH         SHARED-DEFINED    1      28,403
ACCO BRANDS CORP                    COM         00081T108    2170    295,613 SH         SHARED-DEFINED    1     295,613
AEGEAN MARINE PETROLEUM NETW        SHS         Y0017S102     493     93,300 SH         SHARED-DEFINED    1      93,300
AMERICAN REPROGRAPHICS CO           COM         029263100     389    151,800 SH         SHARED-DEFINED    1     151,800
ANALOGIC CORP                  COM PAR $0.05    032657207    1571     21,144 SH         SHARED-DEFINED    1      21,144
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW       049164205    1009     22,758 SH         SHARED-DEFINED    1      22,758
CATERPILLAR INC DEL                 COM         149123101    2162     24,124 SH         SHARED-DEFINED    1      24,124
CLEAN ENERGY FUELS CORP             COM         184499101     249     20,000 SH         SHARED-DEFINED    1      20,000
COEUR D ALENE MINES CORP IDA      COM NEW       192108504     738     30,000 SH         SHARED-DEFINED    1      30,000
DELTA AIR LINES INC DEL           COM NEW       247361702     207     17,400      CALL  SHARED-DEFINED    1      17,400
FRONTLINE LTD                       SHS         G3682E127     263     80,700      CALL  SHARED-DEFINED    1      80,700
GENERAL CABLE CORP DEL NEW          COM         369300108    1441     47,396 SH         SHARED-DEFINED    1      47,396
GREENBRIER COS INC                  COM         393657101     168     10,400      CALL  SHARED-DEFINED    1      10,400
HARVEST NATURAL RESOURCES IN        COM         41754V103    1216    134,100 SH         SHARED-DEFINED    1     134,100
HERTZ GLOBAL HOLDINGS INC           COM         42805T105     895     55,000 SH         SHARED-DEFINED    1      55,000
HILLENBRAND INC                     COM         431571108    1216     53,800 SH         SHARED-DEFINED    1      53,800
HORSEHEAD HLDG CORP                 COM         440694305     255     25,000 SH         SHARED-DEFINED    1      25,000
HUB GROUP INC                       CL A        443320106     262      7,811 SH         SHARED-DEFINED    1       7,811
ISHARES TR                      RUSSELL 2000    464287655    6324     75,000      PUT   SHARED-DEFINED    1      75,000
JOHNSON CTLS INC                    COM         478366107     808     26,333 SH         SHARED-DEFINED    1      26,333
KEMET CORP                        COM NEW       488360207     427     84,911 SH         SHARED-DEFINED    1      84,911
KNOLL INC                         COM NEW       498904200     538     35,000 SH         SHARED-DEFINED    1      35,000
MARTIN MARIETTA MATLS INC           COM         573284106     471      5,000 SH         SHARED-DEFINED    1       5,000
MDC PARTNERS INC                CL A SUB VTG    552697104     172     15,200 SH         SHARED-DEFINED    1      15,200
NETSOL TECHNOLOGIES INC        COM PAR $.001    64115A402    3989    665,905 SH         SHARED-DEFINED    1     665,905
NOBLE CORPORATION BAAR           NAMEN -AKT     H5833N103     435     12,500 SH         SHARED-DEFINED    1      12,500
NUCOR CORP                          COM         670346105     432     10,000 SH         SHARED-DEFINED    1      10,000
OWENS ILL INC                     COM NEW       690768403     445     20,910 SH         SHARED-DEFINED    1      20,910
PBF ENERGY INC                      CL A        69318G106     909     31,300 SH         SHARED-DEFINED    1      31,300
POWELL INDS INC                     COM         739128106    4432    106,708 SH         SHARED-DEFINED    1     106,708
QUANTA SVCS INC                     COM         74762E102    1228     45,000 SH         SHARED-DEFINED    1      45,000
QUANTUM CORP                      COM DSSG      747906204     124    100,100 SH         SHARED-DEFINED    1     100,100
SELECT SECTOR SPDR TR           SBI INT-INDS    81369Y704     917     24,200 SH         SHARED-DEFINED    1      24,200
SENSATA TECHNOLOGIES HLDG BV        SHS         N7902X106    1390     42,800 SH         SHARED-DEFINED    1      42,800
SPDR S&P 500 ETF TR               TR UNIT       78462F103   20649    145,000      PUT   SHARED-DEFINED    1     145,000
SPX CORP                            COM         784635104     351      5,000 SH         SHARED-DEFINED    1       5,000
STONERIDGE INC                      COM         86183P102     747    145,872 SH         SHARED-DEFINED    1     145,872
SWIFT TRANSN CO                     CL A        87074U101    1754    192,344 SH         SHARED-DEFINED    1     192,344
TITAN INTL INC ILL                  COM         88830M102    4611    212,310 SH         SHARED-DEFINED    1     212,310
TITAN INTL INC ILL                  COM         88830M102    1258     57,900      CALL  SHARED-DEFINED    1      57,900
TITAN MACHY INC                     COM         88830R101    3751    151,872 SH         SHARED-DEFINED    1     151,872
UNITED TECHNOLOGIES CORP            COM         913017109    1985     24,200 SH         SHARED-DEFINED    1      24,200
VALMONT INDS INC                    COM         920253101     683      5,000 SH         SHARED-DEFINED    1       5,000
VULCAN MATLS CO                     COM         929160109     521     10,000 SH         SHARED-DEFINED    1      10,000
WEATHERFORD INTERNATIONAL LT      REG SHS       H27013103     336     30,000      CALL  SHARED-DEFINED    1      30,000
WERNER ENTERPRISES INC              COM         950755108    2684    123,856 SH         SHARED-DEFINED    1     123,856
WERNER ENTERPRISES INC              COM         950755108     325     15,000      CALL  SHARED-DEFINED    1      15,000
WESCO INTL INC                      COM         95082P105     574      8,508 SH         SHARED-DEFINED    1       8,508
WHITING PETE CORP NEW               COM         966387102     434     10,000 SH         SHARED-DEFINED    1      10,000